Net Revenue	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Net Revenue
22.	NET REVENUE

a.	Disaggregation of revenue from contracts with customers

	Six Months Ended June 30
	2020	2021
	NT$	NT$
Product	(In Millions)	(In Millions)

Wafer	$546,955.8	$654,478.0
Others	74,339.7	80,077.4

	$621,295.5	$734,555.4

	Six Months Ended June 30
	2020	2021
	NT$	NT$
Geography	(In Millions)	(In Millions)

Taiwan	$57,932.9	$99,480.7
United States	349,676.1	456,177.7
China	133,559.6	78,239.4
Europe, the Middle East and Africa	34,532.7	45,022.3
Japan	33,966.4	34,380.7
Others	11,627.8	21,254.6

	$621,295.5	$734,555.4

The Company categorized the net revenue mainly based on the countries where the customers are headquartered.

	Six Months Ended June 30
	2020	2021
	NT$	NT$
Platform	(In Millions)	(In Millions)

Smartphone	$297,775.1	$320,952.7
High Performance Computing	197,109.2	271,234.4
Internet of Things	51,861.6	59,514.5
Automotive	24,454.1	31,001.5
Digital Consumer Electronics	29,791.0	28,954.7
Others	20,304.5	22,897.6
	$621,295.5	$734,555.4

	Six Months Ended June 30
	2020	2021
	NT$	NT$
Resolution	(In Millions)	(In Millions)

5-nanometer	$—	$106,803.0
7-nanometer	195,936.6	212,348.6
10-nanometer	2,003.5	628.5
16-nanometer	100,128.3	90,649.7
20-nanometer	4,096.4	2,530.8
28-nanometer	76,479.1	74,183.0
40/45-nanometer	52,145.1	46,795.8
65-nanometer	31,561.0	31,958.4
90-nanometer	15,300.3	17,755.7
0.11/0.13 micron	14,597.9	18,005.1
0.15/0.18 micron	43,279.2	41,607.5
0.25 micron and above	11,428.4	11,211.9

Wafer revenue	$546,955.8	$654,478.0

b.	Contract balances

	January 1, 2020	June 30, 2020	December 31, 2020	June 30, 2021
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Contract liabilities (classified under accrued expenses and other current liabilities)	$6,784.3	$9,652.6	$13,775.1	$28,707.7

The changes in the contract liability balances primarily result from the timing difference between the satisfaction of performance obligation and the customer’s payment.
The Company recognized revenue from the beginning balance of contract liability, which amounted to NT$4,009.8 million and NT$10,804.4 million for the six months ended June 30, 2020 and 2021, respectively.